ENTITY WIDE DISCLOSURES (Schedule of Customers who Accounted For Over 10% of Total Consolidated Revenues) (Details) - Revenue [Member] - Customer Concentration Risk [Member]	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Customer A [Member]
Product Information [Line Items]
Sales of manufactured products	13.50%	17.90%	14.40%	20.20%
Customer B [Member]
Product Information [Line Items]
Sales of manufactured products	11.90%	9.30%	11.00%	9.80%